Employee benefits	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Employee benefits	Employee benefits
The amounts recognized in the balance sheet are as follows:

(in thousands of USD)	December 31, 2020	December 31, 2019	December 31, 2018
NET LIABILITY AT BEGINNING OF PERIOD	(8,094)	(4,336)	(3,984)
Recognized in profit or loss	653	(2,589)	(616)
Recognized in other comprehensive income	(97)	(1,223)	120
Foreign currency translation differences	(449)	54	144
NET LIABILITY AT END OF PERIOD	(7,987)	(8,094)	(4,336)

Present value of funded obligation	(5,074)	(4,298)	(3,538)
Fair value of plan assets	3,940	3,241	2,970
	(1,134)	(1,057)	(568)
Present value of unfunded obligations	(6,853)	(7,037)	(3,768)
NET LIABILITY	(7,987)	(8,094)	(4,336)

Amounts in the balance sheet:
Liabilities	(7,987)	(8,094)	(4,336)
Assets	—	—	—
NET LIABILITY	(7,987)	(8,094)	(4,336)
Liability for defined benefit obligations
The Group makes contributions to three defined benefit plans that provide pension benefits for employees upon retirement.
One plan - the Belgian plan - is fully insured through an insurance company. The second and third - French and Greek plans - are uninsured and unfunded. The unfunded obligations include provisions in respect of LTIP 2016, LTIP 2017, LTIP 2018, TBIP 2019 and LTIP 2019 (see Note 23).
The Group expects to contribute the following amount to its defined benefit pension plans in 2021: $50,798.
The valuation used for the defined contribution plans is the Projected Unit Credit Cost as prescribed by IAS 19 R.

The Group expects to contribute the following amount to its defined contribution pension plans in 2021: $368,301.